SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)   Principles of consolidation

The consolidated financial statements include the financial statements of Tarena International, its wholly-owned subsidiaries, VIEs in which Tarena International is the primary beneficiary and their wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Liquidity Condition

(b)   Liquidity Condition

For the year ended December 31, 2018, the Company incurred a net loss from operations of RMB592.2 million. As of December 31, 2018, the Company had net current liability of RMB374.8 million. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses in the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

Despite of the net loss for the year ended December 31, 2018, which included non-cash components of depreciation and amortization amounting to RMB159 million, share based compensation expense amounting to RMB124 million, and impairment loss of long-term investments amounting to RMB36 million, for the years ended December 31, 2016, 2017 and 2018, the Company generated net cash inflows from operating activities amounting to RMB496 million, RMB302 million, and RMB163 million, respectively. The Company expects a limited amount of net operating cash outflow, if not a net operating cash inflow, for the year ended December 31, 2019, taking into consideration of the significant expenses with respect to the Investigation as further discussed in Note 3 to the consolidated financial statements.

As of December 31, 2018, the Company’s deferred revenue liability of RMB830 million does not represent potential cash outflows but will be recognized as revenue in the future as the Company provides the services in the end.

For the next 12 months from the issuance date of this report, the Company plans to continues implementing various measures to boost revenue and controlling the cost and expenses within an acceptable level by offering online courses to all students, negotiating for relief or postpone of rentals for this special period of time and seeking for certain credit facilities, implementing comprehensive budget control and operation assessment, implementing enhanced vendor review and selection processes as well as enhancing internal controls on payable management, and creating synergy of the Company’s resources, which has considered the impact of COVID-19 as disclosed in Note 22 to the consolidated financial statements. Given the considerable gross margin ratio in its operations and the expected net operating cash inflow mentioned above, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report.

Use of estimates

(c)   Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimated stand-alone selling price under ASC 606, the guarantee liability under ASC Topic 460, the fair values of share-based compensation awards, goodwill impairment and long term investments, the collectability of accounts receivable, the realizability of deferred income tax assets, the accruals for other contingencies, the recoverability of the carrying amounts of property and equipment and the useful lives of property and equipment. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

To allocate the transaction price for contracts with multiple deliverables and  estimate the standalone selling price, the Company considers market data, including its pricing strategies for the products being evaluated and other similar products it offers, competitor pricing to the extent data is available, and costs to determine whether the estimated selling price yields an appropriate profit margin.

Business combinations

(d)   Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the identifiable assets and liabilities based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Foreign currency

(e)   Foreign currency

The functional currency of Tarena International and Tarena Hong Kong Limited (“Tarena HK”) is the USD. The functional currency of Taiwan Tarena Counseling Software Co., Ltd. is the TWD. The functional currency of Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs is the RMB. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange gains (losses) in the consolidated statements of comprehensive income (loss).

Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive income (loss) within shareholders’ equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Cash, cash equivalents, restricted cash and time deposits

(f)   Cash, cash equivalents, restricted cash and time deposits

Cash consist of cash on hand and cash in bank, which are unrestricted as to withdrawal. Cash equivalents consist of interest-bearing certificates of deposit with initial term of no more than three months when purchased.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

Restricted cash is the deposit as collateral for the USD$2 million bank loan with a period of 12 months.

Cash, cash equivalents, time deposits and restricted cash maintained at financial institutions consist of the following:

	December 31,
	2017	2018
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	910,804	511,866
US dollar denominated bank deposits with financial institutions in the PRC	135,686	131,129
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	4,387	53,148
HK dollar denominated bank deposits with financial institutions in HK SAR	1	15
RMB denominated bank deposits with a financial institution in HK SAR	21	147
US dollar denominated bank deposits with a financial institution in the U.S.	68,795	6,311
TWD denominated bank deposits with a financial institution in Taiwan	—	2,170
Total	1,119,694	704,786

To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR, Taiwan and the U.S. with acceptable credit rating.

Short-term investment

(g)   Short-term investment

During the years ended December 31, 2016, 2017 and 2018, the Company invested RMB420,000,  RMB950,000 and nil, respectively, in financial products managed by one financial institution in the PRC. The terms of the financial products range between 7 days and 84 days. All of these financial products matured before December 31, 2016, 2017 and 2018, respectively. The Company earned investment income of RMB12,676,  RMB19,314 and nil, respectively on the financial products, which was included in other income (loss) in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2016, 2017 and 2018.

Accounts receivable

(h)   Accounts receivable

Accounts receivable primarily represent tuition fees due from students. Accounts receivable which are due over one year as of the balance sheet date are presented as non-current assets. The unearned interest on accounts receivable which are due over one year is reported in the consolidated balance sheets as a direct deduction from the principal amount of accounts receivable. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its students to make required payments. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management considers historical losses, the students’ financial condition, the accounts receivables aging and the students’ payment patterns. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

Property and equipment

(i)   Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful life of property and equipment is as follows:

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

Goodwill

(j)   Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

ASC 350‑20, Goodwill, permits the Company to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test, using a two-step approach. If this is the case, the two-step goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, the first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Company performs the annual goodwill impairment assessment using a two-step approach on December 31 and no goodwill impairment was identified as of December 31, 2017 and 2018 (Note 20).

Long-term investments

(k)   Long-term investments

•	Equity investments without readily determinable fair values/ Cost method investments

In January 2016, the FASB issued ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which, among other things, generally requires companies to measure investments in other entities, except those accounted for under the equity method, at fair value and to recognize any changes in fair value in net income. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, and the guidance should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The guidance related to equity investments without readily determinable fair values (including disclosure requirements) is applied prospectively to equity investments that exist as of the date of adoption. ASU 2016-01, which the Company adopted on January 1, 2018, did not have a material impact on the consolidated financial statements.

Since January 1, 2018, equity investments without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in accordance with ASC topic 321, Investments – Equity Securities. Prior to the fiscal year 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

•	Equity method investments

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investment is recognized in the consolidated statements of comprehensive income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which it has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which it has recorded an equity investment equals or exceeds the Company’s interest in the entity, it does not recognize further losses, unless it has incurred obligations or made payments on behalf of the equity investee.

The Company evaluates the equity method investments for impairment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

•	Available-for-sale debt securities

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity debt securities and are stated at amortized cost. Debt securities that the Company has the intent to hold the security for an indefinite period or may sell the security in response to the changes in economic conditions are classified as available for sale and reported at fair value. Unrealized gains and losses (other than impairment losses) are reported, net of the related tax effect, in other comprehensive income (OCI). Upon sale, realized gains and losses are reported in net income. The Company monitors the investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Revenue recognition

(l)   Revenue recognition

The Company adopted ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers, with effect  from January 1, 2018, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the year ended December 31, 2018 was presented under ASC 606, and revenues for the years ended December 31, 2016 and 2017 were not adjusted and continued to be presented under ASC topic 605 (“ASC 605”), Revenue Recognition.

Revenue recognition before adoption of ASU 2014-09, “Revenue from Contracts with Customers (ASC 606)”

Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of business tax and value added taxes (“VAT”) at rates ranging between 3% and 6%, and surcharges. VAT and business tax collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue. For certain students who borrow the tuition fee from financial service providers, the Company also provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company . Given that the Company effectively takes on all of the credit risk of the borrowers and are compensated by the tuition fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). The Company first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. Then the remaining considerations are allocated to the tuition fees.

Certain qualified students are allowed to pay their tuition fees on installment for a period of time after the completion of the course. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate subject to management decision on the date of the transaction and it reflects the rate that the students can obtain financing of a similar nature from other sources at the date of the transaction.

The Company enters into arrangements with certain students that purchase multiple services, including tuition service and practical tutoring service (“multiple-element arrangements”). Each element within the multiple-element arrangements is accounted for as a separate unit of accounting provided the following criteria are met: the delivered services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered services, delivery or performance of the undelivered service is considered probable and is substantially controlled by the Company. A deliverable has standalone value if the service is sold separately by the Company or another vendor. The Company’s revenue arrangements do not include a general right of return relative to the delivered services.

The Company treats training contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue during the contract period when each deliverable service is provided. The Company allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by Topic 605-25, Revenue Recognition - Multiple - Element Arrangements. The Company first uses vendor-specific objective evidence (VSOE) of selling price, if it exists, otherwise the third-party evidence of selling price is used. If neither VSOE of selling price nor third-party evidence of selling price exists, the Company uses management’s best estimate of selling price for the deliverables.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam. The Company acts as the principal in providing this service and recognizes revenue on gross basis because the Company is the primary obligor in the arrangement and is responsible for fulfilling the ordered services by the students. Cash received before the students taking the exam, is recorded as deferred revenue, and subsequently recognized as certification service revenue upon completion of the certification service, which occurs when the certificates are provided to the students.

Loan referral service revenue

The Company promotes loan products of the financial service providers to its students, who need financial assistance for the payment of their tuition fees, in exchange for a referral fee at a rate of the effective principal amount of the loans. Loan referral service revenue is recognized upon the initiation of the loans and confirmed with the financial service providers on a monthly basis.

Revenue recognition after adoption of ASU 2014-09, “Revenue from contracts with Customers (ASC 606)” with modified retrospective method

Effective January 1, 2018, The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

•	identifying the contract(s) with the customer;
•	identifying the performance obligations in the contract;
•	determining the transaction price;
•	allocating the transaction price to performance obligations in the contract; and
•	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of business tax and value added taxes (“VAT”) at rates ranging between 3% and 6%, and surcharges. VAT and business tax to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT and non-IT related training courses to both adult and K-12.

A majority of contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue. For certain students who borrow the tuition fee from financial service providers, the Company also provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. Given that the Company effectively takes on all of the credit risk of the borrowers and are compensated by the tuition fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). The Company first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. Then the remaining considerations are allocated to the tuition fees consistent with the guidance in ASC 606.

Certain qualified students are allowed to pay their tuition fees on installment for a period of time exceeding one year. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the contract contains a significant financing component, and the consideration promised by the customer is variable. The receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate subject to management decision on the date of the transaction and it reflects the rate that the students can obtain financing of a similar nature from other sources at the date of the transaction.

The Company enters into arrangements with certain students that purchase multiple services. The performance obligations identified include tuition service and practical tutoring service.

The Company treats training contracts with multiple performance obligations as separate units of accounting for revenue recognition purposes and recognizes revenue during the contract period when each performance obligation is satisfied. The Company allocates the transaction price to each performance obligations based on stand-alone selling price.

Refunds are provided to students if they withdraw from classes, and usually only those unearned portions of the fee which is available will be refunded. A refund liability represents the amounts of consideration received but are not expected to be entitled to earn, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to students. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities. Historically, the Company has not had material refunds.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam.

The Company is the principal to end customers. The Company acts as the principal in providing the certificate service to the students and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the students. Cash received before the students taking the exam is recorded as deferred revenue.

Each contract of certification service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the certificates are provided to the students and the consideration are received, then the received consideration is recognized as certification service revenue.

Loan referral service revenue

The Company promotes loan products of financial service providers to its students, who need financial assistance for the payment of their tuition fees, in exchange for a referral fee generally at a rate of the principal amount of the loans. Each contract of loan referral service is accounted for as a single performance obligation which is satisfied at a point in time.

Generally, the early repayment and default loan are excluded from the effective principal amount of the loans, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to financial service providers. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Refund liability was recorded under accrued expenses and other current liabilities. Historically, the Company has not had material refunds.

Loan referral service revenue is recognized upon the initiation of the loans as the performance obligation is satisfied and confirmed with the financial service providers on a monthly basis.

Contract acquisition costs

The Company has used practical expedients as allowed under ASC 606 to generally expenses sales commissions when incurred, because the amortization period would be one year or less. These costs are recorded as sales and marketing expenses.

Contract liability

The Company’s contract liabilities mainly consist of deferred revenue, with a balance of RMB352,260 and RMB830,019 as of December 31, 2017 and 2018, respectively. All contract liabilities before January 1, 2018 were recognized as revenue during the year ended December 31, 2018 and all contract liabilities as of December 31, 2018 are expected to be realized in the following year.

Refund liability mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liability estimates are based on historical refund ratio on a portfolio basis using the expected value method.

The following table presents the impact of the adoption of ASC 606 on the consolidated balance sheet and statement of operations as of and for the year ended December 31, 2018.

	As of December 31, 2018
		Balances without
		adoption of	Effect change
	As reported	ASC 606	higher/(lower)
Deferred revenue	830,019	865,791	(35,772)
Accrued expenses and other current liabilities	365,428	329,656	35,772

               Guarantee service revenue recognized under ASC 460

At the inception of each loan, the guarantee liabilities recorded at fair value based on ASC Topic 460 is determined on a loan by loan basis. The guarantee liabilities are generally reduced by recording a credit to guarantee service revenue as the guarantor is released from the underlying guaranteed risk. Subsequent to initial recognition, the guarantee obligation’s release from risk has typically been recognized over the term of the guarantee using a rational amortization method.

Cost of revenues

(m)   Cost of revenues

Cost of revenues consists of payroll and employee benefits, rent expenses of learning centers, depreciation relating to property and equipment used for operating the learning centers, and other operating costs that are directly attributed to the provision of training services.

Guarantee liabilities

(n)   Guarantee liabilities

For certain students who borrow the tuition fee from financial service providers, the Company provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled.

For accounting purposes, at the inception of each loan, the Company recognizes the guarantee liability in accrued expenses and other current liabilities at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan's inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Company is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The guarantee liabilities are generally reduced by recording a credit to guarantee service revenue as the guarantor is released from the underlying guaranteed risk. Subsequent to initial recognition, the guarantee obligation’s release from risk has typically been recognized over the term of the guarantee using a rational amortization method. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450, loans with similar risk characteristics are pooled into cohorts. The ASC 450 contingent component is recognized as part of operating expenses. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

Advertising costs

(o)   Advertising costs

Advertising costs are expensed as incurred and included in selling and marketing expenses. Advertising costs were RMB213,078,  RMB270,790 and RMB339,385 for the years ended December 31, 2016, 2017 and 2018, respectively.

Operating lease

(p)   Operating lease

The Company leases premises for learning centers and offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, other lease concessions or contingent rent in the lease agreements. The lease terms of the Company’s learning centers mainly range between 1 and 10 years. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

Certain learning centers of the Company sublease a portion of the areas to certain students for their living accommodation. Income from subleases is recognized on a straight-line basis over the term of the lease and recognized as reduction of costs of revenues.

Government grant

(q)   Government grant

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of comprehensive income when the grant becomes receivable. Government grants of RMB3,266,  RMB7,435 and RMB2,292 were recognized and included in other income for the years ended December 31, 2016, 2017 and 2018, respectively.

Research and development expense	(r) Research and development expense Research and development costs are expensed as incurred.
Employee benefits

(s)   Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 24.3% to 53.1% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive income when the related service is provided. For the years ended December 31, 2016, 2017, and 2018, the costs of the Company’s obligations to the defined contribution plans amounted to RMB60,327,  RMB84,275, and RMB129,455, respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Income taxes

(t)   Income taxes

The Company follows the asset and liability method in accounting for income taxes in accordance to ASC topic 740 “Taxation” (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income (loss). The Company does not expect that the position of unrecognized tax benefits will materially change within the next twelve months of December 31, 2018.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on above.

Share based compensation

(u)   Share based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

Commitments and contingencies

(v)   Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Earnings (loss) per share

(w)   Earnings (loss) per share

Basic earnings (loss) per Class A and Class B ordinary share is computed by dividing net income (loss) attributable to Tarena International’s Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) attributable to Tarena International’s Class A and Class B ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities, if any, based on participating rights in undistributed earnings.

Diluted earnings per share is calculated by dividing net income (loss) attributable to Tarena International’s Class A and Class B ordinary shareholders as adjusted for the effect of dilutive Class A and Class B ordinary share equivalents, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary share equivalents outstanding during the year. Class A and Class B ordinary share equivalents include the Class A and Class B ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per Class A and Class B ordinary share if the impact is anti-dilutive. If there is a loss from continuing operations, diluted EPS would be computed in the same manner as basic EPS is computed, even if an entity has net income after adjusting for a discontinued operation or an extraordinary item.

Segment reporting

(x)   Segment reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Company. Management has determined that the Company has two operating segments, which is the Adult Training segment and Kid Training segment. The majority of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurements

(y)   Fair value measurements

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The carrying amounts of cash and cash equivalents, current time deposits, accounts receivable, loans to employees, amounts due from related parties, accounts payable, amounts due to related parties, accrued expenses and other current liabilities as of December 31, 2017 and 2018 approximate their fair value because of short maturity of these instruments.

The carrying amounts of non-current time deposits as of December 31, 2017 and 2018 approximates their fair value since the interest rates of the time deposits did not differ significantly from the market interest rates for similar types of time deposits.

The fair values of time deposits as of December 31, 2017 and 2018 are categorized as Level 2 measurement.

Recently issued accounting standards

(z)   Recently issued accounting standards

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. The new standard requires lessees to recognize a right-of-use asset and lease liability on the balance sheet for all leases with terms longer than 12 months. The Company plans to make a policy election that will keep leases with an initial term of 12 months or less off the balance sheet and will result in recognizing those lease payments in the consolidated statements of comprehensive income comprehensive income on a straight-line basis over the lease term. Consistent with current GAAP, the recognition, measurement and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a financing or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, ASU 2016-02 will require both types of leases to be recognized on the balance sheet. As a result, lessees will be required to put most leases on their balance sheets while recognizing expense on their statements of comprehensive income in a manner similar to current accounting. In addition, this guidance requires disclosures about the amount, timing and uncertainty of cash flows arising from leases. ASU 2016-02 specifies a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements and that the new and enhanced disclosures be provided for each period presented (including comparative periods). In July 2018, the FASB issued ASU 2018-11, Leases (ASC 842): Targeted Improvements, which provides companies an optional adoption method to ASU 2016-02 whereby a company does not have to adjust comparative period financial statements for the new standard. The new standard will be effective for the Company on January 1, 2019. The Company estimates that approximately RMB767 million and RMB731 million would be recognized as total right-of-use assets and total lease liabilities on our consolidated balance sheet as of January 1, 2019. The Company does not expect the new standard to have a material impact on its results of operations or cash flows.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The amendments affect loans, debt securities, trade receivables, net investments in leases, exposures on guarantee liabilities, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. The standard is effective for the Company from fiscal year 2020, with early adoption permitted for fiscal year 2019. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. Based on management’s preliminary assessment, the Company believes that the change will not have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820)- Disclosure Framework：Changes to the Disclosure Requirements for Fair Value Measurement. The updated guidance improves the disclosure requirements on fair value measurements. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for any removed or modified disclosures. The Company is currently assessing the timing and impact of adopting the updated provisions to its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated results of operations or financial position.